Tax - Movement of deferred tax assets and liabilities commentary (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ 1,265	£ 584	£ 577
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	498	448
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	597	7
France | Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ 588	£ 294